Concentration	6 Months Ended
Jun. 30, 2025
Concentration [Abstract]
CONCENTRATION

13. CONCENTRATION

Customer concentration

For the six months ended June 30, 2025 and 2024, the following customers contributed revenues that were over 10% of total net revenues for the relevant periods.

	For the Six Months Ended June 30,
	2025	2024
Customer A	25%	*
Customer B	22%	31%
Customer C	14%	*
Customer D	10%	*
Customer E	*	16%

As of June 30, 2025 and December 31, 2024, accounts receivable due from the following customers were over 10% of consolidated accounts receivable.

	June 30, 2025	December 31, 2024
Customer A	46%	38%
Customer F	20%	11%
Customer B	11%	26%
Customer D	*	11%

As of June 30, 2025 and December 31, 2024, contract liabilities from the following customers were over 10% of consolidated contract liabilities.

	June 30, 2025	December 31, 2024
Customer E	99%	*
Customer G	*	37%
Customer H	*	17%

Vendor concentration

For the six months ended June 30, 2025 and 2024, the Company purchased products from the following vendors who charged over 10% of total purchase for the relevant period, which include both brand partners and product distributors who distribute products from certain brands to us.

	For the Six Months Ended June 30,
	2025	2024
Vendor A	35%	43%
Vendor B	22%	25%

As of June 30, 2025 and December 31, 2024, accounts payable due to the following vendors were over 10% of consolidated accounts payable:

	June 30, 2025	December 31, 2024
Vendor C	36%	42%
Vendor D	33%	29%
Vendor E	17%	15%

*	Less than 10%